Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges
As of December 31, 2022 and 2021, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

	2022			2021
	Cost	Accumulated amortization	Carrying amount	Cost	Accumulated amortization	Carrying amount
Intangible assets of indefinite useful life:
Goodwill	$7,538	—	7,538	$7,984	—	7,984
Intangible assets of definite useful life:
Extraction rights	1,729	(452)	1,277	1,781	(431)	1,350
Industrial property and trademarks	32	(15)	17	45	(22)	23
Customer relationships	196	(196)	—	196	(196)	—
Mining projects	39	(6)	33	52	(7)	45
Internally developed software	820	(534)	286	689	(461)	228
Other intangible assets	305	(163)	142	351	(218)	133

	$10,659	(1,366)	9,293	$11,098	(1,335)	9,763

Summary of Changes in Consolidated goodwill
Changes in consolidated goodwill for the years ended December 31, 2022, 2021 and 2020, were as follows:

	2022	2021	2020
Balance at beginning of period	$7,984	8,506	9,562
Impairment losses (notes 7 and 16.2)	(365)	(440)	(1,020)
Business combinations (note 4.1)	4	5	2
Reclassification to assets held for sale (notes 4.2 and 13)	—	(2)	(9)
Foreign currency translation effects	(85)	(85)	(29)

Balance at end of period	$7,538	7,984	8,506

Summary of Changes in Intangible Asset
Changes in intangible assets of definite life in 2022, 2021 and 2020, were as follows:

	2022
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total
Balance at beginning of period	$1,350	23	45	228	133	1,779
Amortization for the period	(44)	(7)	(1)	(73)	(13)	(138)
Additions (decreases), net 1	(10)	—	(10)	136	35	151
Foreign currency translation effects	(19)	1	(1)	(5)	(13)	(37)

Balance at the end of period	$1,277	17	33	286	142	1,755

	2021
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total	2020
Balance at beginning of period	$1,358	24	43	213	108	1,746	2,028
Impairment losses (note 7)	—	—	—	(49)	(4)	(53)	(194)
Amortization for the period	(24)	(2)	(1)	(71)	(21)	(119)	(130)
Additions (decreases), net 1	27	—	2	132	31	192	53
Business combinations (note 4.1)	—	—	—	—	—	—	7
Foreign currency translation effects	(11)	1	1	3	19	13	(18)

Balance at the end of period	$1,350	23	45	228	133	1,779	1,746

1
Includes the capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of operations over a period ranging from 3 to 5 years.

Summary of Goodwill Balances Allocated by Operating Segment
As of December 31, 2022 and 2021, goodwill balances allocated by Operating Segment after impairment adjustments were as follows:

	2022	2021
Mexico	$384	361
United States	6,176	6,449
EMEAA
United Kingdom	250	280
France	201	213
Spain	57	158
Philippines	82	89
Rest of EMEAA 1	38	48
SCA&C
Colombia	202	244
Caribbean TCL	83	83
Rest of SCA&C 2	65	59

	$7,538	7,984

1	This caption refers to the operating segments in Israel, the Czech Republic and Egypt.
2	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows
As of December 31, 2022, 2021 and 2020, CEMEX’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1
Groups of CGUs	2022	2021	2020	2022	2021	2020
United States	9.1%	7.2%	7.3%	2.0%	2.0%	2.0%
Spain	9.4%	7.6%	7.7%	1.7%	1.5%	1.5%
United Kingdom	9.1%	7.3%	7.4%	1.5%	1.5%	1.6%
France	9.2%	7.3%	7.4%	1.4%	1.4%	1.7%
Mexico	10.3%	8.4%	8.3%	1.1%	1.0%	1.1%
Colombia	10.9%	8.5%	8.4%	3.3%	3.5%	2.5%
United Arab Emirates	—	—	8.3%	—	—	2.6%
Egypt	13.6%	10.7%	10.2%	3.0%	3.0%	5.6%
Range of rates in other countries	9.3% – 13.9%	7.4% – 11.7%	7.2% – 15.5%	1.5% – 6.0%	1.7% – 6.0%	(0.3%) – 6.5%

1	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).

Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the average multiple of Operating EBITDA, in those operating segments that presented relative impairment risk as of December 31, 2022, are as follows:

		Additional effects to the impairment losses recognized from the sensitivity analyses to changes in assumptions as of December 31, 2022
Operating segment	Impairment losses recognized	Discount rate +1%	Long-term growth rate -1%	Multiples Operating EBITDA 11.3x
United States	$(273)	(1,243)	(986)	—
Spain	(92)	(59)	(47)	—